Schedule of Trade Receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Trade receivables, net opening balance	$ 17,748,899	$ 17,508,066
Trade receivables, net closing balance	16,192,724	17,748,899
Total trade receivables, net opening balance	17,748,899	17,508,066
Total trade receivables, net closing balance	$ 16,192,724	$ 17,748,899